Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 – SEGMENT REPORTING

Operating segments as defined in ASC 280, “Segment Reporting”, are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker in deciding how to assess performance and allocate resources.

The Company operates as a single reportable segment. The Company manufactures and sells agricultural machinery cab assemblies, construction machinery cab assemblies, excavator cab assemblies, and special-shaped steel pipes. All products are manufactured at a single facility located in China. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer.

The measures of segment profit or loss and total assets used by the chief operating decision maker to assess performance for the one segment and decide how to allocate resources is based on net income (loss) and total assets as reported on the statements of operations and balance sheets, respectively. The significant expense categories, their amounts and other segment items that are regularly provided to the chief operating decision maker are those that are reported in the Company’s statements of operations. The CODM does not evaluate operation based on geographic stales.

For the six months ended June 30, 2025 and 2024, approximately 15.5% and 13.4% of revenue, respectively, was derived from export sales to South Korea, with the remainder generated from customers in China. The table below provides information about the Company’s segment:

	Six Months Ended June 30,
	2025	2024
Revenues from domestic sales	$8,099,186	$6,026,009
Revenues from export	1,488,792	936,232
Segment revenues, net	9,587,978	6,962,241
Operating expenses:
Cost of goods sold	6,298,249	4,659,769
Selling expenses	303,949	258,856
Professional services	509,998	577,021
Research and development	482,469	434,687
Other operating expenses	709,271	2,726,150
Total operating expenses	8,303,936	8,656,483
Income (loss) from operations	1,284,042	(1,694,242)
Other income	86,459	127,373
Interest and financing expenses, net	(198,778)	(216,131)
Other expenses	(12,790)	(107,826)
Total other expenses	(125,109)	(196,584)
Income (loss) before income taxes	1,158,933	(1,890,826)
Income tax expense	168,884	11,522
Segment net income (loss)	$990,049	$(1,902,348)